Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information Tables
Schedule of geographical analysis of revenue by destination of customer	Geographical analysis of revenue by destination of customer
	2017	2016	2015
	£’000	£’000	£’000

United Kingdom	79	491	-
Turkey	-	-	73
Rest of Europe	70	35	25
United States	6,609	5,850	677
	6,758	6,376	775

Schedule of commercial segment

In 2017, the Group had three customers, all in the Commercial segment, that each accounted for at least 10% of total revenue (2016: three customers, 2015: one customer in Pipeline R&D):

	2017	2016	2015

Customer A (Pipeline R&D)	-	-	11%
Customer B (Commercial)	20%	20%	-
Customer C (Commercial)	17%	15%	-
Customer D (Commercial)	13%	10%	-

Schedule of segment

Segmented results for the year ended 31 December 2017

	Pipeline R&D	Commercial	Consolidated
	£’000	£’000	£’000

Revenue	108	6,650	6,758
Grant revenue	840	-	840
Total revenue	948	6,650	7,598

Cost of sales	-	(926)	(926)
Research and development costs	(9,830)	(355)	(10,185)
Distribution costs, sales and marketing	(744)	(7,096)	(7,840)
Administrative costs	(1,685)	(480)	(2,165)
Depreciation	(974)	(9)	(983)
Amortisation	(193)	(1,384)	(1,577)
Impairment	(1,500)	-	(1,500)
Loss from operations	(13,978)	(3,600)	(17,578)
Finance income			415
Finance expense			(166)

Loss before tax			(17,329)

Taxation			1,265
Loss for the year			(16,064)

Segmented results for the year ended 31 December 2016

	Pipeline R&D	Commercial	Consolidated
	£’000	£’000	£’000

Revenue	776	5,600	6,376
Grant revenue	547	-	547
Total revenue	1,323	5,600	6,923

Cost of sales	(9)	(658)	(667)
Research and development costs (reclassified)	(7,786)	(10)	(7,796)
Distribution costs, sales and marketing (reclassified)	(396)	(8,531)	(8,927)
Administrative costs (reclassified)	(2,279)	(2,072)	(4,351)
Depreciation	(762)	(10)	(772)
Amortisation	(193)	(3,390)	(3,583)
Impairment	-	(11,413)	(11,413)
Loss from operations	(10,102)	(20,484)	(30,586)
Finance income			1,337
Finance expense			(73)
Loss before tax			(29,322)

Taxation			9,160
Loss for the year			(20,162)

Segmented results for the year ended 31 December 2015

	Pipeline R&D	Commercial	Unallocated Costs(1)	Consolidated
	£’000	£’000	£’000	£’000

Revenue	273	502	-	775
Grant revenue	600	-	-	600
Total revenue	873	502	-	1,375

Cost of sales	-	(70)	-	(70)
Research and development costs (reclassified)	(8,601)	(109)	-	(8,710)
Distribution costs, sales and marketing (reclassified)	-	(369)		(369)
Administrative costs (reclassified)	(1,151)	(265)	(2,991)	(4,407)
Depreciation	(500)	(1)	-	(501)
Amortisation	(5)	(231)	-	(236)
Loss from operations	(9,384)	(543)	(2,991)	(12,918)
Finance income				1,691
Finance expense				(5)
Loss before tax				(11,232)

Taxation				1,133
Loss for the year				(10,099)

(1) There were no unallocated costs in 2017 or 2016. Unallocated costs in 2015 represent fees associated with the acquisitions of Midatech Pharma US, Inc. and Zuplenz® in 2015.

Schedule of non-current assets by location of assets	Non-current assets by location of assets
	2017	2016	2015
	£’000	£’000	£’000

Spain	2,154	2,125	1,433
United Kingdom	15,331	16,489	14,019
United States	13,156	15,772	28,258
	30,641	34,386	43,710